Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class T, Class C and Class I
November 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information has been removed from the “Distributions and Taxes” section.

The fund may invest a substantial amount of its assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the fund, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

ARRS-ARRSIB-17-02 1.832411.126	May 30, 2017

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Distributions and Taxes” section.

The fund may invest a substantial amount of its assets in one or more series of central funds. For federal income tax purposes, certain central funds ("partnership central funds") intend to be treated as partnerships that are not "publicly traded partnerships" and, as a result, will not be subject to federal income tax. A fund, as an investor in a partnership central fund, will be required to take into account in determining its federal income tax liability its share of the partnership central fund's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the partnership central fund.

A partnership central fund will allocate at least annually among its investors, including the fund, each investor's share of the partnership central fund's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

RRSB-17-01 1.832410.122	May 30, 2017